Submission	Feb. 07, 2025
Submission [Line Items]
Central Index Key	0001796022
Registrant Name	STEPSTONE GROUP INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES